Loans and other financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of loans and other financial assets at amortized cost [Abstract]
Details of loans and other financial assets at amortized cost

(1) Details of loans and other financial assets at amortized cost as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Due from banks	14,492,223	9,863,160
Loans	271,032,244	302,794,182
Other financial assets	8,193,226	7,448,736

Total	293,717,693	320,106,078

Details of due from banks
(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Due from banks in local currency:
Due from The Bank of Korea (“BOK”)	11,028,850	6,519,226
Due from depository banks	82,509	84,195
Due from non-depository institutions	378	266
Due from the Korea Exchange	50,113	227
Others	43,253	172,914
Allowance for credit losses	(2,865)	(1,576)

Sub-total	11,202,238	6,775,252

Due from banks in foreign currencies:
Due from banks on demand	1,122,521	1,608,126
Due from banks on time	1,296,842	296,489
Others	872,617	1,186,083
Allowance for credit losses	(1,995)	(2,790)

Sub-total	3,289,985	3,087,908

Total	14,492,223	9,863,160

Details of restricted due from banks
(3)	Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2019	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	11,028,850	Reserve deposits under the BOK Act
Due from KSFC	Korea Securities Finance Corp. and others	50,113	Customer’s deposit reserve and others
Others	The Korea Exchange and others	41,645	Central counterparty KRW margin and others

	Sub-total	11,120,608

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	1,103,917	Reserve deposits under the BOK Act and others
Due from banks on time	National Bank Cambodia	58	Reserve deposits and others
Others	Korea Investment & Securities and others	872,603	Overseas futures and options trade deposits and others

	Sub-total	1,976,578

	Total	13,097,186

	Counterparty	December 31, 2020	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	6,519,226	Reserve deposits under the BOK Act
Due from KSFC	KB Securities Co. Ltd.	227	Futures trading margin
Others	Korea Federation of Savings Banks and others	89,562	Guarantees, mortgage of domestic exchange transactions and others

	Sub-total	6,609,015

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	1,544,492	Reserve deposits under the BOK Act and others
Due from banks on time	National Bank Cambodia	54	Reserve deposits and others
Others	Korea Investment & Securities and others	1,180,570	Overseas futures and options trade deposits and others

	Sub-total	2,725,116

	Total	9,334,131

Changes in allowance for credit losses of due from banks

1) Allowance for credit losses

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,092)	—	—	(3,092)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(2,219)	—	—	(2,219)
Others(*)	(76)	—	—	(76)

Ending balance	(5,387)	—	—	(5,387)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,387)	—	—	(5,387)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Reversal for allowance for credit loss	544	—	—	544
Others(*)	(17)	—	—	(17)

Ending balance	(4,860)	—	—	(4,860)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,860)	—	—	(4,860)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Reversal for allowance for credit loss	315	—	—	315
Others(*)	179	—	—	179

Ending balance	(4,366)	—	—	(4,366)

(*)	Changes due to foreign currencies translation, etc.

Changes in gross carrying amount of due from banks

2) Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,870,835	—	—	8,870,835
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	5,302,244	—	—	5,302,244
Others(*)	(16,680)			(16,680)

Ending balance	14,156,399	—	—	14,156,399

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	14,156,399	—	—	14,156,399
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	313,991	—	—	313,991
Business combination	35,910	—	—	35,910
Others(*)	(9,217)	—	—	(9,217)

Ending balance	14,497,083	—	—	14,497,083

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	14,497,083	—	—	14,497,083
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net decrease	(4,759,053)	—	—	(4,759,053)
Business combination	129,825	—	—	129,825
Others(*)	(329)	—	—	(329)

Ending balance	9,867,526	—	—	9,867,526

(*)	Changes due to foreign currencies translation, etc.

Details of loans

(5) Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Loans in local currency	221,484,049	249,264,947
Loans in foreign currencies(*)	18,534,270	20,025,092
Domestic banker’s usance	2,899,651	2,240,830
Credit card accounts	8,398,605	8,542,619
Bills bought in foreign currencies	4,772,093	5,763,427
Bills bought in local currency	61,362	133,650
Factoring receivables	20,905	38,017
Advances for customers on guarantees	12,616	31,300
Private placement bonds	307,339	353,585
Securitized loans	2,250,042	2,561,914
Call loans	3,290,167	2,352,034
Bonds purchased under resale agreements	8,981,752	10,145,749
Financial lease receivables	226,296	586,216
Installment financial bond	752,961	1,925,493
Others	1,191	380
Loan origination costs and fees	620,791	744,109
Discounted present value	(6,826)	(6,656)
Allowance for credit losses	(1,575,020)	(1,908,524)

Total	271,032,244	302,794,182

(*)	As of December 31, 2020, 50,088 million Won of assets provided for collateral related to the bonds sold under repurchase agreements are included.

Changes in the allowance for credit losses of loans

(6) Changes in the allowance for credit losses of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(101,479)	(41,358)	(117,168)	(365,251)	(255,922)	(905,243)
Transfer to 12-month expected credit losses	(9,848)	8,966	882	(24,324)	22,658	1,666
Transfer to lifetime expected credit losses	5,905	(7,183)	1,278	15,074	(407,780)	392,706
Transfer to credit-impaired financial assets	79,078	47,343	(126,421)	62,731	97,750	(160,481)
Net reversal (provision) of allowance for credit losses	(86,224)	(56,164)	(49,637)	(68,381)	193,392	(94,004)
Recovery	—	—	(51,855)	—	—	(127,630)
Charge-off	—	—	204,552	—	—	290,109
Disposal	—	33	1,633	—	237	49,902
Interest income from impaired loans	—	—	7,945	—	—	23,381
Others(*)	(1,941)	(5)	(1,115)	31,840	46	1,921

Ending balance	(114,509)	(48,368)	(129,906)	(348,311)	(349,619)	(527,673)

	For the year ended December 31, 2018
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(57,134)	(71,463)	(102,858)	(523,864)	(368,743)	(1,125,269)
Transfer to 12-month expected credit losses	(13,846)	13,738	108	(48,018)	45,362	2,656
Transfer to lifetime expected credit losses	5,871	(6,194)	323	26,850	(421,157)	394,307
Transfer to credit-impaired financial assets	82,406	84,048	(166,454)	224,215	229,141	(453,356)
Net reversal (provision) of allowance for credit losses	(82,083)	(98,260)	(33,205)	(236,688)	38,968	(176,846)
Recovery	—	—	(57,565)	—	—	(237,050)
Charge-off	—	—	242,879	—	—	737,540
Disposal	—	—	—	—	270	51,535
Interest income from impaired loans	—	—	—	—	—	31,326
Others(*)	(1)	—	—	29,898	41	806

Ending balance	(64,787)	(78,131)	(116,772)	(527,607)	(476,118)	(774,351)

(*)	Changes due to debt-equity swap, foreign currencies translation, and etc.

	For the year ended December 31, 2019
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(114,509)	(48,368)	(129,906)	(348,311)	(349,619)	(527,673)
Transfer to 12-month expected credit losses	(14,430)	13,661	769	(58,537)	49,884	8,653
Transfer to lifetime expected credit losses	14,022	(15,332)	1,310	8,215	(20,473)	12,258
Transfer to credit-impaired financial assets	8,603	10,312	(18,915)	3,308	17,852	(21,160)
Net reversal (provision) of allowance for credit losses	21,802	(38,203)	(146,204)	86,565	6,855	(75,392)
Recovery	—	—	(61,914)	—	—	(66,359)
Charge-off	—	—	217,382	—	—	222,537
Disposal	—	—	2,763	—	1	42,095
Interest income from impaired loans	—	—	9,647	—	—	17,887
Business combination	—	—	—	(9)	(2,008)	(3,150)
Others	(636)	(32)	(520)	(15,489)	(210)	259

Ending balance	(85,148)	(77,962)	(125,588)	(324,258)	(297,718)	(390,045)

	For the year ended December 31, 2019
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(64,787)	(78,131)	(116,772)	(527,607)	(476,118)	(774,351)
Transfer to 12-month expected credit losses	(15,712)	15,231	481	(88,679)	78,776	9,903
Transfer to lifetime expected credit losses	6,031	(6,317)	286	28,268	(42,122)	13,854
Transfer to credit-impaired financial assets	98,647	94,116	(192,763)	110,558	122,280	(232,838)
Net reversal (provision) of allowance for credit losses	(98,888)	(96,434)	(40,343)	9,479	(127,782)	(261,939)
Recovery	—	—	(60,365)	—	—	(188,638)
Charge-off	—	—	281,420	—	—	721,339
Disposal	—	—	—	—	1	44,858
Interest income from impaired loans	—	—	—	—	—	27,534
Business combination	—	—	—	(9)	(2,008)	(3,150)
Others	(17)	2	14	(16,142)	(240)	(247)

Ending balance	(74,726)	(71,533)	(128,042)	(484,132)	(447,213)	(643,675)

	For the year ended December 31, 2020
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(85,148)	(77,962)	(125,588)	(324,258)	(297,718)	(390,045)
Transfer to 12-month expected credit losses	(20,839)	20,050	789	(29,117)	25,067	4,050
Transfer to lifetime expected credit losses	9,137	(10,800)	1,663	19,259	(48,184)	28,925
Transfer to credit-impaired financial assets	3,549	4,913	(8,462)	3,607	10,349	(13,956)
Net reversal (provision) of allowance for credit losses	5,142	(10,042)	(125,923)	2,831	(200,024)	(271,265)
Recovery	—	—	(71,277)	—	—	(66,179)
Charge-off	—	—	181,713	—	—	243,634
Disposal	—	—	5,640	—	13	47,106
Interest income from impaired loans	—	—	10,790	—	—	14,945
Business combination	(31,327)	(15,129)	(72,040)	(13,703)	(18,164)	(24,364)
Others	(2,041)	4,507	(2,998)	13,921	6,754	38,405

Ending balance	(121,527)	(84,463)	(205,693)	(327,460)	(521,907)	(388,744)

	For the year ended December 31, 2020
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(74,726)	(71,533)	(128,042)	(484,132)	(447,213)	(643,675)
Transfer to 12-month expected credit losses	(14,978)	14,755	223	(64,934)	59,872	5,062
Transfer to lifetime expected credit losses	9,341	(9,742)	401	37,737	(68,726)	30,989
Transfer to credit-impaired financial assets	627	1,137	(1,764)	7,783	16,399	(24,182)
Net reversal (provision) of allowance for credit losses	17,022	(25,098)	(179,872)	24,995	(235,164)	(577,060)
Recovery	—	—	(66,026)	—	—	(203,482)
Charge-off	—	—	245,890	—	—	671,237
Disposal	—	—	23,653	—	13	76,399
Interest income from impaired loans	—	—	—	—	—	25,735
Business combination	—	—	—	(45,030)	(33,293)	(96,404)
Others	2	—	—	11,882	11,261	35,407

Ending balance	(62,712)	(90,481)	(105,537)	(511,699)	(696,851)	(699,974)

Changes in gross carrying amount of loans

(7) Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	103,502,347	5,487,758	326,739	131,096,396	4,466,354	1,622,409
Transfer to 12-month expected credit losses	1,921,485	(1,912,046)	(9,439)	1,081,702	(1,077,895)	(3,807)
Transfer to lifetime expected credit losses	(3,186,506)	3,199,993	(13,487)	(2,275,984)	2,733,860	(457,876)
Transfer to credit-impaired financial assets	(218,943)	(127,447)	346,390	(348,503)	(275,189)	623,692
Charge-off	—	—	(204,552)	—	—	(290,109)
Disposal	—	(478)	(31,910)	—	(2,781)	(166,347)
Net increase (decrease)	8,600,859	(619,771)	(22,247)	1,900,116	(813,091)	(307,304)

Ending balance	110,619,242	6,028,009	391,494	131,453,727	5,031,258	1,020,658

	For the year ended December 31, 2018
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	5,721,743	935,266	177,983	240,320,486	10,889,378	2,127,131
Transfer to 12-month expected credit losses	221,984	(221,841)	(143)	3,225,171	(3,211,782)	(13,389)
Transfer to lifetime expected credit losses	(287,623)	288,027	(404)	(5,750,113)	6,221,880	(471,767)
Transfer to credit-impaired financial assets	(104,459)	(95,758)	200,217	(671,905)	(498,394)	1,170,299
Charge-off	—	—	(242,879)	—	—	(737,540)
Disposal	—	—	—	—	(3,259)	(198,257)
Net increase (decrease)	1,310,199	77,078	74,215	11,811,174	(1,355,784)	(255,336)

Ending balance	6,861,844	982,772	208,989	248,934,813	12,042,039	1,621,141

	For the year ended December 31, 2019
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	110,619,242	6,028,009	391,494	131,453,727	5,031,258	1,020,658
Transfer to 12-month expected credit losses	2,626,998	(2,614,767)	(12,231)	1,560,734	(1,550,164)	(10,570)
Transfer to lifetime expected credit losses	(8,238,499)	8,256,600	(18,101)	(2,306,186)	2,341,881	(35,695)
Transfer to credit-impaired financial assets	(152,128)	(104,129)	256,257	(252,249)	(142,902)	395,151
Charge-off	—	—	(217,382)	—	—	(222,537)
Disposal	—	(55)	(67,924)	—	(70)	(161,318)
Net increase (decrease)	6,397,570	883,149	85,561	3,985,392	(809,566)	(266,432)
Business combination	100	—	—	2,561	40,161	21,000

Ending balance	111,253,283	12,448,807	417,674	134,443,979	4,910,598	740,257

	For the year ended December 31, 2019
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	6,861,844	982,772	208,989	248,934,813	12,042,039	1,621,141
Transfer to 12-month expected credit losses	258,674	(258,166)	(508)	4,446,406	(4,423,097)	(23,309)
Transfer to lifetime expected credit losses	(307,100)	307,450	(350)	(10,851,785)	10,905,931	(54,146)
Transfer to credit-impaired financial assets	(124,675)	(104,712)	229,387	(529,052)	(351,743)	880,795
Charge-off	—	—	(281,420)	—	—	(721,339)
Disposal	—	—	—	—	(125)	(229,242)
Net increase (decrease)	589,724	(41,512)	72,269	10,972,686	32,071	(108,602)
Business combination	—	—	—	2,661	40,161	21,000

Ending balance	7,278,467	885,832	228,367	252,975,729	18,245,237	1,386,298

	For the year ended December 31, 2020
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	111,253,283	12,448,807	417,674	134,443,979	4,910,598	740,257
Transfer to 12-month expected credit losses	4,564,471	(4,552,400)	(12,071)	1,160,399	(1,146,756)	(13,643)
Transfer to lifetime expected credit losses	(5,365,577)	5,388,064	(22,487)	(3,983,614)	4,023,106	(39,492)
Transfer to credit-impaired financial assets	(96,197)	(103,016)	199,213	(357,386)	(120,491)	477,877
Charge-off	—	—	(181,713)	—	—	(243,634)
Disposal	—	—	(55,349)	—	(398)	(163,644)
Net increase (decrease)	13,326,560	(1,289,910)	54,503	14,804,391	(696,164)	(64,490)
Business combination	2,307,498	125,166	137,336	3,507,163	358,846	24,678

Ending balance	125,990,038	12,016,711	537,106	149,574,932	7,328,741	717,909

	For the year ended December 31, 2020
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	7,278,467	885,832	228,367	252,975,729	18,245,237	1,386,298
Transfer to 12-month expected credit losses	257,399	(257,144)	(255)	5,982,269	(5,956,300)	(25,969)
Transfer to lifetime expected credit losses	(454,230)	454,709	(479)	(9,803,421)	9,865,879	(62,458)
Transfer to credit-impaired financial assets	(26,947)	(10,796)	37,743	(480,530)	(234,303)	714,833
Charge-off	—	—	(245,890)	—	—	(671,237)
Disposal	—	—	(43,781)	—	(398)	(262,774)
Net increase (decrease)	224,286	5,619	204,369	28,355,237	(1,980,455)	194,382
Business combination	—	—	—	5,814,661	484,012	162,014

Ending balance	7,278,975	1,078,220	180,074	282,843,945	20,423,672	1,435,089

Details of other financial assets

(8) Details of other financial assets are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Cash Management Account asset (CMA asset)	199,000	210,000
Receivables	5,653,997	3,809,929
Accrued income	1,012,240	864,107
Telex and telephone subscription rights and refundable deposits	949,118	936,878
Domestic exchange settlement debit	373,228	1,518,775
Other assets	82,782	192,342
Allowance for credit losses	(77,139)	(83,295)

Total	8,193,226	7,448,736

Changes in allowance for credit losses on other financial assets

(9) Changes in the allowances for credit losses on other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(2,955)	(1,832)	(54,211)	(58,998)
Transfer to 12-month expected credit losses	(150)	139	11	—
Transfer to lifetime expected credit losses	105	(416)	311	—
Transfer to credit-impaired financial assets	6,509	304	(6,813)	—
Net provision of allowance for credit losses	(6,583)	(166)	(31,550)	(38,299)
Charge-off	—	—	28,200	28,200
Disposal	—	1	1,264	1,265
Others	(395)	(1)	287	(109)

Ending balance	(3,469)	(1,971)	(62,501)	(67,941)

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,469)	(1,971)	(62,501)	(67,941)
Transfer to 12-month expected credit losses	(207)	198	9	—
Transfer to lifetime expected credit losses	116	(43)	(73)	—
Transfer to credit-impaired financial assets	19	159	(178)	—
Provision (reversal) of allowance for credit losses	802	(9)	(6,854)	(6,061)
Charge-off	—	—	2,506	2,506
Disposal	—	—	1,685	1,685
Business combination	(401)	—	(7,268)	(7,669)
Others	(56)	—	397	341

Ending balance	(3,196)	(1,666)	(72,277)	(77,139)

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,196)	(1,666)	(72,277)	(77,139)
Transfer to 12-month expected credit losses	(142)	129	13	—
Transfer to lifetime expected credit losses	125	(155)	30	—
Transfer to credit-impaired financial assets	23	64	(87)	—
Provision of allowance for credit losses	(667)	(1,589)	(3,080)	(5,336)
Charge-off	—	—	2,151	2,151
Disposal	—	—	1,557	1,557
Business combination	(624)	(2,235)	(1,968)	(4,827)
Others	815	2	(518)	299

Ending balance	(3,666)	(5,450)	(74,179)	(83,295)

Changes in gross carrying amount of other financial assets

(10) Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	6,662,335	29,124	79,912	6,771,371
Transfer to 12-month expected credit losses	7,573	(7,556)	(17)	—
Transfer to lifetime expected credit losses	(11,418)	11,734	(316)	—
Transfer to credit-impaired financial assets	(7,580)	(1,110)	8,690	—
Charge-off	—	—	(28,201)	(28,201)
Disposal	—	(5)	(1,640)	(1,645)
Net increase (decrease)	803,480	(3,994)	13,579	813,065

Ending balance	7,454,390	28,193	72,007	7,554,590

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	7,454,390	28,193	72,007	7,554,590
Transfer to 12-month expected credit losses	8,036	(8,019)	(17)	—
Transfer to lifetime expected credit losses	(17,678)	17,740	(62)	—
Transfer to credit-impaired financial assets	(952)	(918)	1,870	—
Charge-off	—	—	(2,506)	(2,506)
Disposal	—	—	(2,212)	(2,212)
Net increase	606,457	55,651	41,138	703,246
Business combination	9,591	—	7,656	17,247

Ending balance	8,059,844	92,647	117,874	8,270,365

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,059,844	92,647	117,874	8,270,365
Transfer to 12-month expected credit losses	8,760	(8,737)	(23)	—
Transfer to lifetime expected credit losses	(15,305)	15,334	(29)	—
Transfer to credit-impaired financial assets	(1,900)	(701)	2,601	—
Charge-off	—	—	(2,151)	(2,151)
Disposal	—	—	(1,847)	(1,847)
Net increase (decrease)	(856,008)	(26,539)	69,500	(813,047)
Business combination	72,035	4,414	2,262	78,711

Ending balance	7,267,426	76,418	188,187	7,532,031